Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Company's Share-Based Compensation Activity and Related Information
A summary of the Company’s share-based compensation activity and related information is as follows:

	2019
	Shares (1)	Weighted Average Exercise Price (2)
Outstanding at beginning of year	3,650	$85
Granted	395	$—
Exercised	(922)	$76
Forfeited	(98)	$92
Outstanding at end of year (3)	3,025	$88
Exercisable at end of year	2,190	$87
Shares available for future grants	7,834
(1)Shares include RSUs.
(2)The weighted average exercise price excludes RSUs.
(3)The exercise prices for SARs outstanding as of December 31, 2019 ranged from approximately $43 to $100. The weighted average remaining contractual life of all SARs outstanding is approximately five years.
Summary of Company's Nonvested Share Awards (RSUs) Activity
A summary of the Company’s nonvested share awards activity is as follows:

Nonvested Share Awards (RSUs)	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2019	563	$91
Granted	395	$100
Vested	(216)	$94
Forfeited	(65)	$94
Nonvested at December 31, 2019	677	$95